Consolidated Balance Sheets	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,652,179,474	$ 236,258,523	¥ 1,490,235,562
Restricted cash	7,389,650	1,056,706	16,096,476
Short-term investments			10,475
Accounts receivable, net of allowance for credit losses of RMB5,645,777 and RMB4,214,100 (USD 602,608) as of December 31, 2024 and 2025, respectively	81,335,494	11,630,821	99,688,034
Inventories, net	4,922,160	703,860	6,881,470
Other current assets, net	92,557,400	13,235,532	114,898,590
Loans receivable, net	38,798,333	5,548,088	85,463,467
Total current assets	1,896,025,573	271,128,052	1,835,114,003
Restricted cash	18,869,900	2,698,360	18,869,900
Long-term time deposits	285,570,000	40,835,967	285,570,000
Loans receivable, net	12,034,825	1,720,957	15,372,238
Property, plant and equipment, net	559,918,957	80,067,346	649,528,210
Intangible assets, net	56,403,818	8,065,639	75,677,551
Operating lease right-of-use assets	1,130,088,595	161,600,520	1,328,582,419
Goodwill	25,721,262	3,678,092	96,074,468
Long-term investments	156,929,090	22,440,561	184,024,217
Other assets	297,560,053	42,550,522	102,545,847
Deferred tax assets	237,098,634	33,904,654	245,760,095
TOTAL ASSETS	4,786,220,707	684,420,461	4,947,118,948
Current liabilities:
Long-term bank loans, current	56,800,000	8,122,292	400,000
Accounts payable	44,687,186	6,390,184	56,488,405
Advance from customers	21,946,599	3,138,322	25,684,437
Salary and welfare payable	73,657,641	10,532,903	78,234,582
Deferred revenue	169,139,889	24,186,682	175,046,178
Operating lease liabilities, current	184,665,265	26,406,782	241,363,244
Accrued expenses and other current liabilities	539,836,968	77,195,660	481,910,291
Income tax payable	72,129,824	10,314,428	88,876,497
Total current liabilities	1,180,381,474	168,792,308	1,165,465,810
Operating lease liabilities, non-current	1,032,472,822	147,641,650	1,215,776,075
Deferred revenue, non-current	134,414,010	19,220,948	176,353,919
Long-term bank loans, non-current	199,400,000	28,513,821	256,200,000
Other long-term liabilities	117,513,512	16,804,209	120,975,955
Deferred tax liabilities	55,941,338	7,999,505	79,670,908
Unrecognized tax benefits	457,930,743	65,483,225	440,072,214
Total liabilities	3,178,053,899	454,455,666	3,454,514,881
Commitments and contingencies
Shareholders’ equity:
Treasury stock	(48,054,863)	(6,871,754)	(37,043,116)
Additional paid-in capital	1,566,949,877	224,070,852	1,609,972,272
Accumulated losses	(291,545,545)	(41,690,458)	(458,337,569)
Accumulated other comprehensive income	11,093,099	1,586,292	6,033,263
Total GreenTree Hospitality Group Ltd.’s shareholders’ equity	1,576,563,848	225,445,632	1,458,746,130
Noncontrolling interests	31,602,960	4,519,163	33,857,937
Total shareholders’ equity	1,608,166,808	229,964,795	1,492,604,067
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,786,220,707	684,420,461	4,947,118,948
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	222,587,070	31,829,528	222,587,070
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	115,534,210	16,521,172	115,534,210
Related Parties
Current assets:
Amounts due from related parties	18,843,062	2,694,522	21,839,929
Amounts due from related parties	110,000,000	15,729,791	110,000,000
Current liabilities:
Amounts due to related parties	¥ 17,518,102	$ 2,505,055	¥ 17,462,176